UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-09205

                       Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

85 Broad Street

                    New York, NY 10004
(Address of principal executive offices) (Zip code)

Pamela Poland Chen, Esq.
Kirkland & Ellis LLP
601 Lexington Avenue
                     New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.
Financial Statements
For the Six Months Ended June 30, 2023

Advantage Advisers Xanthus Fund, L.L.C.
Financial Statements
For the Six Months Ended June 30, 2023
(Unaudited)

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

June 30, 2023
Assets
Investments in securities, at fair value (cost $1,669,752,185)	$2,377,917,263
Purchased options, at fair value (cost $359,143,057)	326,304,258
Cash and cash equivalents (including United States Dollars of $327,692,247, Hong Kong Dollars of $2,283,395 with a cost of $2,283,395, and Japanese Yen of $345,193 with a cost of $345,057 of which $181,281,080 is restricted cash)	330,320,835
Due from brokers (including United States Dollars of $108,112,890 and Japanese Yen of $32,209 with a cost of $32,184, all of which is restricted cash)	108,145,099
Receivable for investment securities sold	264,302,069
Unrealized gain on total return swap contracts	89,089,677
Interest receivable	1,144,348
Dividends receivable	504,646
Other assets	198,426
Total assets	3,497,926,621
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $917,768,634)	917,658,216
Written options (proceeds $1,367,052)	412,200
Payable for investment securities purchased	275,483,151
Withdrawals payable (see Note 3)	85,746,880
Due to brokers (including United States Dollars of $53,040,000, and Euros of $136 with a cost of $136)	53,040,136
Unrealized loss on total return swap contracts	33,172,018
Dividends payable on securities sold, not yet purchased	1,660,754
Accounting and investor services fees payable	414,374
Accrued expenses	3,448,970
Total liabilities	1,371,036,699
Members’ Capital	$2,126,889,922
Members’ Capital
Represented by:
Net capital contributions	$1,089,616,569
Total earnings (loss)	1,037,273,353
Members’ Capital	$2,126,889,922

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			June 30, 2023 Fair Value
	Common Stock – 111.80%
	United States – 74.23%
	Aerospace / Defense – 1.09%
25,936	TransDigm Group, Inc.*	(a)	$23,191,193
	Applications Software – 5.11%
156,406	Elastic NV*		10,028,753
254,224	Microsoft Corp.	(a)	86,573,441
314,841	Smartsheet, Inc., Class A*	(a)	12,045,817
			108,648,011
	Building Products - Cement / Aggregate – 2.11%
52,983	Martin Marietta Materials, Inc.	(a)	24,461,721
90,172	Vulcan Materials Co.	(a)	20,328,376
			44,790,097
	Coatings / Paint – 0.95%
75,723	The Sherwin-Williams Co.	(a)	20,105,971
	Commercial Services – 0.19%
8,312	Cintas Corp.	(a)	4,131,729
	Commercial Services - Finance – 1.20%
57,286	Block, Inc.*		3,813,529
70,866	Global Payments, Inc.		6,981,718
372,603	Marqeta, Inc., Class A*		1,814,577
24,266	S&P Global, Inc.		9,727,997
38,518	TransUnion		3,017,115
			25,354,936
	Communications Software – 2.22%
446,749	RingCentral, Inc., Class A*	(a)	14,622,095
480,646	Zoom Video Communications, Inc., Class A*		32,626,250
			47,248,345
	Computer Aided Design – 6.50%
275,471	Cadence Design Systems, Inc.*	(a)	64,603,459
169,225	Synopsys, Inc.*	(a)	73,682,257
			138,285,716
	Computer Software – 1.49%
183,932	Dynatrace, Inc.*	(a)	9,466,980
262,810	Twilio, Inc., Class A*	(a)	16,719,972
207,346	ZoomInfo Technologies, Inc.*		5,264,515
			31,451,467
	Computers – 0.46%
179,019	Dell Technologies, Inc.		9,686,718
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	E-Commerce / Products – 4.60%
750,111	Amazon.com, Inc.*	(a)	$97,784,470
	E-Commerce / Services – 4.87%
424,933	Expedia Group, Inc.*		46,483,421
1,324,700	Uber Technologies, Inc.*	(a)	57,187,299
			103,670,720
	Energy - Alternate Sources – 0.11%
414,412	Stem, Inc.*		2,370,437
	Enterprise Software / Services – 2.71%
173,176	BILL.com Holdings, Inc.*		20,235,616
338,173	SS&C Technologies Holdings, Inc.	(a)	20,493,284
1,030,561	UiPath, Inc., Class A*		17,076,396
			57,805,296
	Finance - Credit Card – 4.29%
108,407	Mastercard, Inc., Class A	(a)	42,636,473
204,985	Visa, Inc., Class A	(a)	48,679,838
			91,316,311
	Finance - Other Services – 1.22%
230,234	Intercontinental Exchange, Inc.	(a)	26,034,861
	Human Resources – 0.34%
39,678	Paylocity Holding Corp.*	(a)	7,321,781
	Internet Content - Entertainment – 11.15%
826,627	Meta Platforms, Inc., Class A*	(a)	237,225,417
	Medical - Biomedical / Genetics – 3.47%
479,344	Akero Therapeutics, Inc.*		22,380,571
640,678	Allovir, Inc.*	(a)	2,178,305
238,228	BioCryst Pharmaceuticals, Inc.*		1,677,125
135,184	Blueprint Medicines Corp.*		8,543,629
193,850	Caribou Biosciences, Inc.*		823,862
98,513	Cerevel Therapeutics Holdings, Inc.*	(a)	3,131,728
210,759	Keros Therapeutics, Inc.*		8,468,297
73,001	Sarepta Therapeutics, Inc.*	(a)	8,360,075
220,929	TG Therapeutics, Inc.*		5,487,876
277,250	Ultragenyx Pharmaceutical, Inc.*		12,789,543
			73,841,011

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Drugs – 0.41%
426,679	ORIC Pharmaceuticals, Inc.*		$3,311,029
207,367	PMV Pharmaceuticals, Inc.*		1,298,117
247,501	Rhythm Pharmaceuticals, Inc.*		4,081,291
			8,690,437
	Metal Processors & Fabrication – 0.16%
157,374	Xometry, Inc., Class A*		3,333,181
	Private Equity – 0.82%
349,239	The Carlyle Group, Inc.		11,158,186
114,330	KKR & Co., Inc.		6,402,480
			17,560,666
	REITs - Diversified – 2.46%
85,942	American Tower Corp.		16,667,591
45,605	Equinix, Inc.		35,751,584
			52,419,175
	Retail - Apparel / Shoes – 1.20%
226,882	Ross Stores, Inc.	(a)	25,440,279
	Retail - Building Products – 0.84%
78,956	Lowe’s Cos., Inc.	(a)	17,820,369
	Retail - Major Department Stores – 2.76%
692,038	The TJX Cos., Inc.	(a)	58,677,902
	Retail - Restaurants – 1.57%
10,463	Chipotle Mexican Grill, Inc.*		22,380,357
79,479	Yum! Brands, Inc.		11,011,815
			33,392,172
	Semiconductor Components - Integrated Circuits – 5.62%
371,713	Analog Devices, Inc.	(a)	72,413,410
396,256	QUALCOMM, Inc.	(a)	47,170,314
			119,583,724
	Semiconductor Equipment – 4.31%
100,663	KLA Corp.	(a)	48,823,568
40,184	Lam Research Corp.	(a)	25,832,686
152,104	Teradyne, Inc.	(a)	16,933,738
			91,589,992
	Total United States (Cost $974,473,512)		$1,578,772,384

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2023 Fair Value
	Common Stock – (continued)
	Brazil – 0.46%
	Finance - Investment Banker / Broker – 0.46%
412,779	XP, Inc., Class A*		$9,683,795
	Total Brazil (Cost $10,361,932)		$9,683,795

	Canada – 0.74%
	Internet Application Software – 0.74%
245,287	Shopify, Inc., Class A*	(a)	15,845,540
	Total Canada (Cost $8,621,061)		$15,845,540

	China – 10.97%
	Auto – Cars / Light Trucks – 0.21%
143,000	BYD Co., Ltd.		4,561,927
	E-Commerce / Products – 3.77%
549,938	Alibaba Group Holding, Ltd. – Sponsored ADR*		45,837,332
564,718	JD.com, Inc., Class A – Sponsored ADR*		19,273,826
215,641	Pinduoduo, Inc. – Sponsored ADR*		14,909,419
			80,020,577
	Enterprise Software / Services – 0.09%
4,114,447	Ming Yuan Cloud Group Holdings, Ltd.		1,842,854
	Entertainment Software – 1.31%
289,060	NetEase, Inc. – Sponsored ADR		27,949,211
	Real Estate Management / Services – 1.15%
1,649,082	KE Holdings, Inc. – Sponsored ADR*		24,488,868
	Schools – 1.12%
604,820	New Oriental Education & Technology Group, Inc. - Sponsored ADR*		23,884,342
	Transport - Services – 0.90%
3,076,656	Full Truck Alliance Co., Ltd. – Sponsored ADR*		19,136,800
	Web Portals / ISP – 2.42%
375,545	Baidu, Inc. – Sponsored ADR*		51,415,866
	Total China (Cost $260,992,105)		$233,300,445

	France – 8.90%
	Aerospace / Defense – Equipment – 7.48%
519,730	Airbus SE		75,051,486
537,109	Safran SA		84,065,540
			159,117,026

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2023 Fair Value
	Common Stock – (continued)
	France – (continued)
	Apparel Manufacturers – 0.27%
10,280	Kering SA		5,670,547
	Textile - Apparel – 1.15%
26,022	LVMH Moet Hennessy Louis Vuitton SE		$24,500,572
	Total France (Cost $145,854,120)		$189,288,145

	Germany – 2.12%
	Aerospace / Defense – 1.34%
110,350	MTU Aero Engines AG		28,581,025
	Athletic Footwear – 0.78%
85,246	adidas AG		16,534,142
	Total Germany (Cost $40,154,406)		$45,115,167

	Hong Kong – 1.15%
	Casino Hotels – 1.15%
3,859,000	Galaxy Entertainment Group, Ltd.*		24,473,917
	Total Hong Kong (Cost $23,302,289)		$24,473,917

	Israel – 0.11%
	Applications Software – 0.11%
84,682	JFrog, Ltd.*		2,345,691
	Total Israel (Cost $3,547,320)		$2,345,691

	Japan – 3.30%
	Audio / Video Products – 2.94%
696,600	Sony Group Corp.		62,486,035
	Web Portals / ISP – 0.36%
3,195,703	Z Holdings Corp.		7,658,986
	Total Japan (Cost $56,176,875)		$70,145,021

	Netherlands – 2.69%
	Semiconductor Equipment – 2.69%
78,814	ASML Holding NV		57,120,447
	Total Netherlands (Cost $42,888,314)		$57,120,447

	Singapore – 0.20%
	E-Commerce / Products – 0.20%
74,038	Sea, Ltd. – Sponsored ADR*	(a)	$4,297,166

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2023 Fair Value
	Common Stock – (continued)
	Singapore – (continued)
	E-Commerce / Products – (continued)
	Total Singapore (Cost $2,573,508)		$4,297,166

	Taiwan – 3.85%
	Semiconductor Components – Integrated Circuits – 3.85%
811,683	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR		81,915,048
	Total Taiwan (Cost $64,268,916)		$81,915,048

	Uruguay – 3.08%
	Commercial Services – Finance – 0.18%
312,585	Dlocal, Ltd.*		3,815,100
	E-Commerce / Services – 2.90%
52,169	MercadoLibre, Inc.*	(a)	61,799,397
	Total Uruguay (Cost $36,537,827)		$65,614,497
	Total Common Stock (Cost $1,669,752,185)		$2,377,917,263
	Total Investments in Securities (Cost $1,669,752,185) – 111.80%		$2,377,917,263
	Total Purchased Options (Cost $359,143,057) – 15.34%		326,304,258
	Total Securities Sold, Not Yet Purchased (Proceeds $917,768,634) – (43.15)%		(917,658,216)
	Total Written Options (Proceeds $1,367,052) – (0.02)%		(412,200)
	Other Assets, in Excess of Liabilities – 16.03%**		340,738,817
	Members’ Capital – 100.00%		$2,126,889,922

(a)
Partially or wholly held in a pledge account by the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased.

*
Non-income producing security.

**
Includes $327,692,247 invested in U.S. Dollar Cash Reserve Account at the Bank of New York Mellon (the “Custodian”), which is 15.41% of Members’ Capital, and foreign currency with a U.S. Dollar value of $2,628,588 held in a Foreign Cash Account with the Custodian which is 0.12% of Members’ Capital. $181,281,080 of those amounts are held as restricted cash and are in a segregated account with the Custodian, primarily as collateral for swap contracts, in each case as at June 30, 2023.

ADR
American Depository Receipt

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Investments in Securities – By Industry	June 30, 2023 Percentage of Members’ Capital (%)
Aerospace / Defense	2.43
Aerospace / Defense - Equipment	7.48
Apparel Manufacturers	0.27
Applications Software	5.22
Athletic Equipment	0.78
Audio / Video Products	2.94
Auto - Cars / Light Trucks	0.21
Building Products - Cement / Aggregate	2.11
Casino Hotels	1.15
Coatings / Paint	0.95
Commercial Services	0.19
Commercial Services - Finance	1.38
Communications Software	2.22
Computer Aided Design	6.50
Computer Software	1.49
Computers	0.46
E-Commerce / Products	8.57
E-Commerce / Services	7.77
Energy - Alternate Sources	0.11
Enterprise Software / Services	2.80
Entertainment Software	1.31
Finance - Credit Card	4.29
Investments in Securities – By Industry	June 30, 2023 Percentage of Members’ Capital (%)
Finance - Investment Banker / Broker	0.46
Finance - Other Services	1.22
Human Resources	0.34
Internet Application Software	0.74
Internet Content - Entertainment	11.15
Medical - Biomedical / Genetics	3.47
Medical - Drugs	0.41
Metal Processors & Fabrication	0.16
Private Equity	0.82
Real Estate Management / Services	1.15
REITs - Diversified	2.46
Retail - Apparel / Shoes	1.20
Retail - Building Products	0.84
Retail - Major Department Stores	2.76
Retail - Restaurants	1.57
Schools	1.12
Semiconductor Components - Integrated Circuits	9.47
Semiconductor Equipment	7.00
Textile - Apparel	1.15
Transport - Services	0.90
Web Portals / ISP	2.78
Total Investments in Securities	111.80%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2023 Fair Value
			Purchased Options – 15.34%
			Equity Options – 15.26%
			Equity Call Options – 12.57%
			United States – 12.07%
			Applications Software – 0.93%
$128,880,000	4,296	9/15/2023 $300	Microsoft Corp.	$19,783,080
			Auto - Cars / Light Trucks – 1.71%
8,520,000	710	8/18/2023 $120	Tesla, Inc.	10,021,650
70,820,000	3,541	11/17/2023 $200	Tesla, Inc.	26,345,040
				36,366,690
			Casino Hotels – 0.67%
23,724,000	5,272	9/15/2023 $45	Las Vegas Sands Corp.	7,196,280
35,505,000	3,945	9/15/2023 $90	Wynn Resorts, Ltd.	6,982,650
				14,178,930
			Commercial Services - Finance – 0.19%
11,470,000	2,294	9/15/2023 $50	Block, Inc.	4,094,790
			Communications Software – 0.00%
5,740,000	1,640	7/21/2023 $35	RingCentral, Inc., Class A	90,200
			E-Commerce / Products – 2.34%
130,349,500	13,721	9/15/2023 $95	Amazon.com, Inc.	49,807,230
			E-Commerce / Services – 1.22%
57,730,000	251	10/20/2023 $2,300	Booking Holdings, Inc.	11,618,790
20,421,000	4,538	8/18/2023 $45	DoorDash, Inc., Class A	14,317,390
				25,936,180
			Electronic Component - Semiconductor – 0.93%
15,417,000	5,710	10/20/2023 $27	Intel Corp.	4,111,200
65,275,000	1,865	9/15/2023 $350	NVIDIA Corp.	15,582,075
				19,693,275

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2023 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Enterprise Software / Services – 0.08%
$9,160,000	2,290	8/18/2023 $40	Alteryx, Inc., Class A	$1,671,700
			Hotels & Motels – 1.04%
42,936,000	3,578	10/20/2023 $120	Hilton Worldwide Holdings, Inc.	10,089,960
32,211,000	2,386	10/20/2023 $135	Marriott International, Inc., Class A	12,073,160
				22,163,120
			Internet Content - Entertainment – 2.80%
134,340,000	6,717	8/18/2023 $200	Meta Platforms, Inc., Class A	59,512,620
			Multimedia – 0.16%
25,808,000	3,226	8/18/2023 $80	The Walt Disney Co.	3,403,430
			Total United States (Cost $194,842,799)	$256,701,245
			China – 0.05%
			E-Commerce / Products – 0.05%
9,044,750	2,783	9/15/2023 $32.50	JD.com, Inc., Class A – Sponsored ADR	1,071,455
			Total China (Cost $2,902,750)	$1,071,455
			Taiwan – 0.45%
			Semiconductor Components - Integrated Circuits – 0.45%
27,457,500	3,661	8/18/2023 $75	Taiwan Semiconductor Manufacturing Co., Ltd. – Sponsored ADR	9,646,735
			Total Taiwan (Cost $4,971,745)	$9,646,735
			Total Equity Call Options (Cost $202,717,294)	$267,419,435
			Equity Put Options – 2.69%
			United States – 2.69%
			Communications Software – 0.51%
61,984,000	7,748	10/20/2023 $80	Zoom Video Communications, Inc., Class A	10,808,460
			Enterprise Software / Services – 0.21%
37,550,000	3,004	8/18/2023 $125	BILL.com Holdings, Inc.	4,415,880

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2023 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Growth & Income - Large Cap – 0.07%
$325,120,000	8,128	9/15/2023 $400	SPDR S&P 500 ETF Trust	$1,576,832
			Sector Fund - Technology – 1.90%
829,264,500	29,097	9/15/2023 $285	Invesco QQQ Trust Series 1	1,687,626
274,809,600	8,808	9/15/2023 $312	Invesco QQQ Trust Series 1	1,171,464
311,400,000	10,380	12/15/2023 $300	Invesco QQQ Trust Series 1	3,176,280
899,860,000	27,688	12/15/2023 $325	Invesco QQQ Trust Series 1	15,173,024
1,026,135,000	31,095	12/15/2023 $330	Invesco QQQ Trust Series 1	19,216,710
				40,425,104
			Total United States (Cost $153,535,827)	$57,226,276
			Total Equity Put Options (Cost $153,535,827)	$57,226,276
			Total Equity Options (Cost $356,253,121)	$324,645,711
			Currency Put Options – 0.08%
			United States – 0.08%
5,382,688	97,867,052	12/15/2023 $5.50	USD-BRL	911,708
13,178,239	175,709,851	12/15/2023 $7.50	USD-CNH	746,839
			Total United States (Cost $2,889,936)	$1,658,547
			Total Currency Put Options (Cost $2,889,936)	$1,658,547
			Total Purchased Options (Cost $359,143,057)	$326,304,258

ADR
American Depository Receipt

BRL
Brazilian Real

CNH
Chinese Renminbi Yuan

ETF
Exchange-Traded Fund

SPDR
Standard & Poor’s Depository Receipt

USD
United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Purchased Options – By Industry	June 30, 2023 Percentage of Members’ Capital (%)
Applications Software	0.93
Auto - Cars / Light Trucks	1.71
Casino Hotels	0.67
Commercial Services - Finance	0.19
Communications Software	0.51
Currency	0.08
E-Commerce / Products	2.39
E-Commerce / Services	1.22
Electronic Component - Semiconductor	0.93
Purchased Options – By Industry	June 30, 2023 Percentage of Members’ Capital (%)
Enterprise Software / Services	0.29
Growth & Income - Large Cap	0.07
Hotels & Motels	1.04
Internet Content - Entertainment	2.80
Multimedia	0.16
Sector Fund - Technology	1.90
Semiconductor Components - Integrated Circuits	0.45
15.34%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		June 30, 2023 Fair Value
	Securities Sold, Not Yet Purchased – 43.15%
	Common Stock – 43.15%
	United States – 36.81%
	Advertising Agencies – 0.37%
82,674	Omnicom Group, Inc.	$7,866,431
	Advertising Services – 0.36%
158,064	The Interpublic Group of Cos., Inc.	6,098,109
20,040	The Trade Desk, Inc., Class A*	1,547,489
		7,645,598
	Apparel Manufacturers – 0.11%
496,660	Hanesbrands, Inc.*	2,254,836
	Applications Software – 0.35%
13,409	ServiceNow, Inc.*	7,535,456
	Auto - Cars / Light Trucks – 4.94%
761,885	Ford Motor Co.	11,527,320
357,749	Tesla, Inc.*	93,647,956
		105,175,276
	Cable / Satellite TV – 0.91%
52,904	Charter Communications, Inc., Class A*	19,435,342
	Cellular Telecommunications – 1.39%
212,538	T-Mobile US, Inc.*	29,521,528
	Commercial Banks – 0.82%
95,404	Cathay General Bancorp	3,071,055
50,337	Cullen/Frost Bankers, Inc.	5,412,738
180,748	CVB Financial Corp.	2,400,333
66,100	East West Bancorp, Inc.	3,489,419
406,514	Valley National Bancorp	3,150,484
		17,524,029
	Commercial Services - Finance – 0.35%
236,533	H&R Block, Inc.	7,538,307
	Computer Data Security – 0.89%
57,716	Qualys, Inc.*	7,455,176
42,771	Rapid7, Inc.*	1,936,671
79,878	Tenable Holdings, Inc.*	3,478,687
42,075	Zscaler, Inc.*	6,155,572
		19,026,106
	Computer Services - Finance – 0.43%
40,633	EPAM Systems, Inc.*	9,132,267
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Software – 1.23%
3,712	Bandwidth, Inc., Class A*	$50,780
278,498	C3.ai, Inc., Class A*	10,145,682
86,045	SolarWinds Corp.*	882,822
106,269	Splunk, Inc.*	11,274,078
69,688	Teradata Corp.*	3,722,036
		26,075,398
	Consulting Services – 0.40%
37,365	Verisk Analytics, Inc.	8,445,611
	Consumer Products - Miscellaneous – 0.86%
132,429	Kimberly-Clark Corp.	18,283,148
	Cosmetics & Toiletries – 0.63%
84,068	Colgate-Palmolive Co.	6,476,599
46,493	The Procter & Gamble Co.	7,054,848
		13,531,447
	Diversified Manufacturing Operations – 0.32%
92,641	A.O. Smith Corp.	6,742,412
	E-Commerce / Products – 0.65%
212,783	Wayfair, Inc., Class A*	13,833,023
	E-Commerce / Services – 0.10%
50,203	TripAdvisor, Inc.*	827,847
132,203	Upwork, Inc.*	1,234,776
		2,062,623
	Electric - Distribution – 0.33%
77,081	Consolidated Edison, Inc.	6,968,122
	Electric - Integrated – 0.87%
39,707	Duke Energy Corp.	3,563,306
52,860	Entergy Corp.	5,146,978
102,467	PPL Corp.	2,711,277
99,844	The Southern Co.	7,014,041
		18,435,602
	Electronic Components - Semiconductors – 5.96%
120,690	GLOBALFOUNDRIES, Inc.*	7,794,160
98,532	NVIDIA Corp.	41,681,007
270,807	ON Semiconductor Corp.*	25,612,926
264,137	Texas Instruments, Inc.	47,549,943
71,606	Wolfspeed, Inc.*	3,980,577
		126,618,613

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Enterprise Software / Services – 0.47%
138,919	Pagerduty, Inc.*	$3,122,899
439,086	Palantir Technologies Inc., Class A*	6,731,188
		9,854,087
	Finance - Credit Card – 0.16%
299,046	The Western Union Co.	3,507,810
	Food - Confectionery – 0.19%
27,577	The J M Smucker Co.	4,072,296
	Food - Miscellaneous / Diversified – 2.20%
228,246	Campbell Soup Co.	10,433,125
244,006	Conagra Brands, Inc.	8,227,882
214,601	General Mills, Inc.	16,459,897
175,135	Kellogg Co.	11,804,099
		46,925,003
	Hotels & Motels – 0.18%
26,817	Hilton Worldwide Holdings, Inc.	3,903,214
	Internet Applications Software – 0.26%
79,479	Okta, Inc.*	5,511,869
	Internet Content - Entertainment – 0.53%
949,503	Snap, Inc., Class A*	11,242,116
	Internet Infrastructure Software – 0.17%
24,196	F5, Inc.*	3,538,907
	Investment Management / Advisory Services – 1.33%
252,605	T Rowe Price Group, Inc.	28,296,812
	Medical - Biomedical / Genetics – 0.30%
29,029	Amgen, Inc.	6,445,019
	Medical - Drugs – 0.78%
100,060	Johnson & Johnson	16,561,931
	Networking Products – 0.21%
85,200	Cisco Systems, Inc.	4,408,248
	Real Estate Management / Services – 0.57%
157,299	Anywhere Real Estate, Inc.*	1,050,757
90,804	CBRE Group, Inc., Class A*	7,328,791
446,017	Cushman & Wakefield PLC*	3,648,419
		12,027,967
	REITs - Health Care – 0.11%
48,002	Ventas, Inc.	2,269,055

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITs - Office Property – 1.37%
195,229	Boston Properties, Inc.	$11,243,238
126,253	Brandywine Realty Trust	587,076
474,102	Douglas Emmett, Inc.	5,959,462
102,192	Hudson Pacific Properties, Inc.	431,250
88,576	Kilroy Realty Corp.	2,665,252
154,785	SL Green Realty Corp.	4,651,289
194,077	Vornado Realty Trust	3,520,557
		29,058,124
	REITs - Shopping Centers – 0.66%
42,729	Federal Realty Investment Trust	4,134,885
213,078	Kimco Realty Corp.	4,201,898
92,645	Regency Centers Corp.	5,722,682
		14,059,465
	REITs - Storage – 1.07%
26,543	Extra Space Storage, Inc.	3,950,926
64,475	Public Storage	18,818,963
		22,769,889
	REITs - Warehouse / Industrial – 0.18%
31,121	Prologis, Inc.	3,816,368
	Retail - Apparel / Shoes – 0.02%
92,232	Chico’s FAS, Inc.*	493,441
	Retail - Bedding – 0.00%
24,173	Bed, Bath & Beyond, Inc.*	6,638
	Retail - Major Department Stores – 0.35%
365,365	Nordstrom, Inc.	7,479,022
	Retail - Miscellaneous / Diversified – 0.16%
278,261	Sally Beauty Holdings, Inc.*	3,436,523
	Retail - Regional Department Stores – 0.35%
280,519	Kohl’s Corp.	6,465,963
61,792	Macy’s, Inc.	991,761
		7,457,724
	Retail - Restaurants – 0.10%
63,307	The Cheesecake Factory, Inc.	2,189,156

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Semiconductor Equipment – 0.39%
57,000	Applied Materials, Inc.	$8,238,780
	Telephone - Integrated – 0.98%
394,512	AT&T, Inc.	6,292,466
391,238	Verizon Communications, Inc.	14,550,141
		20,842,607
	Transport - Services – 1.45%
327,839	CH Robinson Worldwide, Inc.	30,931,610
	Total United States (Proceeds $781,983,513)	$782,994,856
	Canada – 0.26%
	Medical - Drugs – 0.00%
71,303	Canopy Growth Corp.*	27,606
	Private Equity – 0.26%
163,064	Brookfield Corp.	5,487,104
	Total Canada (Proceeds $8,413,260)	$5,514,710
	China – 1.50%
	Auto - Cars / Light Trucks – 0.88%
428,671	Li Auto, Inc. – Sponsored ADR*	15,046,352
363,361	NIO, Inc. – Sponsored ADR*	3,520,968
		18,567,320
	Internet Content - Information / Network – 0.35%
176,200	Tencent Holdings, Ltd.	7,455,774
	Metal Aluminum – 0.04%
4,170,000	China Zhongwang Holdings, Ltd.*	893,959
	Retail - Drug Stores – 0.04%
314,800	Ping An Healthcare and Technology Co., Ltd.*	760,829
	Wireless Equipment – 0.19%
2,988,600	Xiaomi Corp., Class B*	4,088,226
	Total China (Proceeds $33,580,900)	$31,766,108
	France – 0.31%
	REITs - Regional Malls – 0.10%
85,473	Klepierre SA*	2,118,664
	REITs - Shopping Centers – 0.21%
83,080	Unibail-Rodamco-Westfield*	4,364,329
	Total France (Proceeds $5,432,129)	$6,482,993

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2023 Fair Value
	Common Stock – (continued)
	Germany – 1.15%
	Enterprise Software / Services – 1.15%
178,818	SAP SE	$24,413,617
	Total Germany (Proceeds $23,969,110)	$24,413,617
	Hong Kong – 0.34%
	Auto - Cars / Light Trucks – 0.20%
3,547,000	Geely Automobile Holdings, Ltd.	4,327,045
	Electric - Integrated – 0.14%
578,500	Power Assets Holdings, Ltd.	3,030,322
	Total Hong Kong (Proceeds $8,949,959)	$7,357,367
	Israel – 1.01%
	Auto/Truck Parts & Equipment - Original – 0.58%
323,290	Mobileye Global, Inc., Class A*	12,420,802
	Computer Data Security – 0.43%
73,629	Check Point Software Technologies, Ltd.*	9,249,275
	Total Israel (Proceeds $19,214,647)	$21,670,077
	Japan – 0.53%
	Auto - Cars / Light Trucks – 0.53%
704,000	Toyota Motor Corp.	11,244,225
	Total Japan (Proceeds $9,669,144)	$11,244,225
	Netherlands – 0.43%
	Semiconductor Components - Integrated Circuits – 0.43%
44,321	NXP Semiconductors NV	9,071,622
	Total Netherlands (Proceeds $8,455,217)	$9,071,622
	Switzerland – 0.54%
	Electronic Components - Semiconductors – 0.21%
88,214	STMicroelectronics NV	4,409,818
	Medical - Drugs – 0.33%
69,059	Novartis AG – Sponsored ADR	6,968,744
	Total Switzerland (Proceeds $10,323,590)	$11,378,562

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2023 Fair Value
	Common Stock – (continued)
	Taiwan – 0.27%
	Semiconductor Components - Integrated Circuits – 0.27%
730,555	United Microelectronics Corp. – Sponsored ADR	$5,764,079
	Total Taiwan (Proceeds $7,777,165)	$5,764,079
	Total Common Stock (Proceeds $917,768,634)	$917,658,216
	Total Securities Sold, Not Yet Purchased (Proceeds $917,768,634)	$917,658,216

*
Non-income producing security

ADR
American Depository Receipt

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	June 30, 2023 Percentage of Members’ Capital (%)
Advertising Agencies	0.37
Advertising Services	0.36
Apparel Manufacturers	0.11
Applications Software	0.35
Auto / Truck Parts & Equipment - Original	0.58
Auto - Cars / Light Trucks	6.55
Cable / Satellite TV	0.91
Cellular Telecommunications	1.39
Commercial Banks	0.82
Commercial Services - Finance	0.35
Computer Data Security	1.32
Computer Services	0.43
Computer Software	1.23
Consulting Services - Finance	0.40
Consumer Products - Miscellaneous	0.86
Cosmetics & Toiletries	0.63
Diversified Manufacturing Operations	0.32
E-Commerce / Products	0.65
E-Commerce / Services	0.10
Electric - Distribution	0.33
Electric - Integrated	1.01
Electronic Components - Semiconductors	6.17
Enterprise Software / Services	1.62
Finance - Credit Card	0.16
Food - Confectionery	0.19
Food - Miscellaneous / Diversified	2.20
Hotels & Motels	0.18
Internet Applications Software	0.26
Internet Content - Entertainment	0.53
Securities Sold, Not Yet Purchased – By Industry	June 30, 2023 Percentage of Members’ Capital (%)
Internet Content - Information / Network	0.35
Internet Infrastructure Software	0.17
Investment Management / Advisory Services	1.33
Medical - Biomedical / Genetics	0.30
Medical - Drugs	1.11
Metal Aluminum	0.04
Networking Products	0.21
Private Equity	0.26
Real Estate Management / Services	0.57
REITs - Health Care	0.11
REITs - Office Property	1.37
REITs - Regional Malls	0.10
REITs - Shopping Centers	0.87
REITs - Storage	1.07
REITs - Warehouse/Industrial	0.18
Retail - Apparel Shoes	0.02
Retail - Bedding	0.00
Retail - Drug Stores	0.04
Retail - Major Department Stores	0.35
Retail - Miscellaneous / Diversified	0.16
Retail - Regional Department Stores	0.35
Retail - Restaurants	0.10
Semiconductor Components - Integrated Circuits	0.70
Semiconductor Equipment	0.39
Telephone - Integrated	0.98
Transport - Services	1.45
Wireless Equipment	0.19
Total Securities Sold, Not Yet Purchased	43.15%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Written Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2023 Fair Value
			Written Options – 0.02%
			Equity Options – 0.02%
			Equity Put Options – 0.02%
			United States – 0.02%
			Enterprise Software / Services – 0.02%
$9,160,000	2,290	8/18/2023 $40	Alteryx, Inc., Class A	$412,200
			Total United States (Proceeds $1,367,052)	$412,200
			Total Equity Put Options (Proceeds – $1,367,052)	$412,200
			Total Equity Options (Proceeds – $1,367,052)	$412,200
			Total Written Options (Proceeds – $1,367,052)	$412,200

*
Counterparty to all written options is Morgan Stanley

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Written Options (Unaudited) (concluded)

Written Options – By Industry	June 30, 2023 Percentage of Members’ Capital (%)
Enterprise Software / Services	0.02
Total Written Options	0.02%
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date*		June 30, 2023 Unrealized Gain ***
	Swap Contracts – 2.63%
	Total Return Swap Contracts - Unrealized Gain – 4.19%
	United States – 3.05%
	Private Equity – 0.07%
$50,444,175	6/3/2024	The Carlyle Group, Inc.	$1,483,838
		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.
	Web Portals / ISP – 2.98%
90,181,382	6/3/2024	Alphabet, Inc., Class A	63,461,375
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$64,945,213

	Australia – 0.26%
	Commercial Banks - Non-US – 0.26%
(7,139,052)	12/27/2024	Bank of Queensland, Ltd.	2,868,736
		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
(16,923,055)	12/27/2024	Westpac Banking Corp.	2,635,658
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$5,504,394

	Brazil – 0.20%
	Commercial Services - Finance – 0.09%
(3,236,094)	2/3/2026	Cielo SA	1,929,685
		Agreement with Morgan Stanley, dated 02/12/2019 to deliver the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 0.55%**.
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2023 Unrealized Gain ***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Brazil – (continued)
	Finance - Other Services – 0.11%
$20,365,724	2/3/2026	B3 SA-Brasil Bolsa Balcao	$2,405,505

Agreement with Morgan Stanley, dated 01/30/2019 to
receive the total return of the shares of B3 SA-Brasil
Bolsa Balcao in exchange for interest based on the
Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$4,335,190

	Japan – 0.23%
	Audio / Video Products – 0.19%
(9,745,536)	12/24/2024	Sharp Corp.	4,062,747
		Agreement with Morgan Stanley, dated 08/03/2012 to deliver the total return of the shares of Sharp Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Bicycle Manufacturing – 0.01%
(3,077,653)	12/24/2024	Shimano, Inc.	186,791
		Agreement with Morgan Stanley, dated 05/09/2022 to deliver the total return of the shares of Shimano, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	E-Commerce / Products – 0.03%
(735,836)	12/24/2024	Rakuten Group, Inc.	524,573
		Agreement with Morgan Stanley, dated 08/16/2021 to deliver the total return of the shares of Rakuten Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Electric - Integrated – 0.00%
(285,012)	12/24/2024	Tokyo Electric Power Co. Holdings, Inc.	64,564

Agreement with Morgan Stanley, dated 02/17/2016 to
deliver the total return of the shares of Tokyo Electric
Power Co. Holdings, Inc. in exchange for interest based
on the Daily Fed Funds Effective Rate less 0.40%**.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2023 Unrealized Gain ***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Japan – (continued)
	Office Automation & Equipment – 0.00%
$(470,134)	12/24/2024	Konica Minolta, Inc.	$55,019
		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$4,893,694

	Spain – 0.33%
	Building - Heavy Construction – 0.33%
5,601,251	1/4/2024	Cellnex Telecom SA	6,939,467
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Spain		$6,939,467

	Sweden – 0.00%
	Auto - Cars / Light Trucks – 0.00%
(1,555,109)	1/4/2024	Volvo Car AB	28,428
		Agreement with Morgan Stanley, dated 10/24/2022 to deliver the total return of the shares of Volvo Car AB in exchange for interest based on the Daily Fed Funds Effective Rate less 1.60%**.
	Total Sweden		$28,428

	Taiwan – 0.01%
	Semiconductor Components - Integrated Circuits – 0.01%
(1,524,260)	1/25/2024	Novatek Microelectronics, Ltd.	167,971

Agreement with Morgan Stanley, dated 07/19/2013 to
deliver the total return of the shares of Novatek
Microelectronics, Ltd. in exchange for interest based
on the Daily Fed Funds Effective Rate less 1.25%**.

	Total Taiwan		$167,971

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2023 Unrealized Gain ***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	United Kingdom – 0.11%
	Cosmetics & Toiletries – 0.02%
$(9,556,237)	1/4/2024	Unilever PLC	$372,289
		Agreement with Morgan Stanley, dated 12/23/2019 to deliver the total return of the shares of Unilever PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.
	Food - Retail – 0.07%
(2,895,621)	12/14/2023	Marks & Spencer Group PLC	1,503,965

Agreement with Morgan Stanley, dated 02/16/2016 to
deliver the total return of the shares of Marks &
Spencer Group PLC in exchange for interest based on
the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Apparel / Shoes – 0.02%
(3,118,868)	12/14/2023	Next PLC	399,066
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$2,275,320
	Total Return Swap Contracts - Unrealized Gain****		$89,089,677

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2023 Unrealized Loss ***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (1.56%)
	Australia – (0.00%)
	Commercial Banks - Non-US – (0.00%)
$(8,136,934)	12/27/2024	Commonwealth Bank of Australia	$(1,670)

Agreement with Morgan Stanley, dated 02/24/2016 to
deliver the total return of the shares of Commonwealth
Bank of Australia in exchange for interest based on the
Daily Fed Funds Effective Rate less 0.40%**.

	Retail - Building Products – (0.00%)
(4,386,616)	12/27/2024	Wesfarmers, Ltd.	(32,986)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$(34,656)

	Brazil – (0.08%)
	Retail - Discount – (0.08%)
16,334,808	2/3/2026	Magazine Luiza SA	(1,662,491)
		Agreement with Morgan Stanley, dated 07/02/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.
	Total Brazil		$(1,662,491)

	China – (0.63%)
	Applications Software – (0.63%)
29,159,188	7/16/2024	Glodon Co., Ltd., Class A	(13,463,843)

Agreement with Morgan Stanley, dated 07/10/2020 to
receive the total return of the shares of Glodon Co.,
Ltd., Class A in exchange for interest based on the
Daily Fed Funds Effective Rate plus 0.85%**.

	Total China		$(13,463,843)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2023 Unrealized Loss ***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	Ireland – (0.03%)
	Commercial Services - Finance – (0.03%)
$4,342,923	12/14/2023	Experian PLC	$(588,936)
		Agreement with Morgan Stanley, dated 09/07/2021 to receive the total return of the shares of Experian PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Ireland		$(588,936)
	Japan – (0.71%)
	Building Products - Air & Heating – (0.05%)
(4,528,487)	12/24/2024	Daikin Industries, Ltd.	(1,132,646)
		Agreement with Morgan Stanley, dated 04/22/2022 to deliver the total return of the shares of Daikin Industries, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Computer Services – (0.01%)
(3,462,426)	12/24/2024	Ricoh Co., Ltd.	(219,790)
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Office Automation & Equipment – (0.03%)
(4,583,691)	12/24/2024	Canon, Inc.	(539,494)
		Agreement with Morgan Stanley, dated 03/31/2020 to deliver the total return of the shares of Canon, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Photo Equipment & Supplies – (0.00%)
(486,127)	12/24/2024	Nikon Corp.	(44,060)
		Agreement with Morgan Stanley, dated 10/29/2013 to deliver the total return of the shares of Nikon Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2023 Unrealized Loss ***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	Japan – (continued)
	Semiconductor Equipment – (0.62%)
$(13,475,906)	12/24/2024	Advantest Corp.	$(8,658,207)
		Agreement with Morgan Stanley, dated 08/26/2011 to deliver the total return of the shares of Advantest Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
(29,081,370)	12/24/2024	Tokyo Electron, Ltd.	(4,529,694)
		Agreement with Morgan Stanley, dated 11/10/2020 to deliver the total return of the shares of Tokyo Electron, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$(15,123,891)

	Netherlands – (0.03%)
	Music – (0.03%)
(4,889,482)	12/14/2023	Universal Music Group NV	(606,583)
		Agreement with Morgan Stanley, dated 08/22/2022 to deliver the total return of the shares of Universal Music Group NV in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.
	Total Netherlands		$(606,583)

	South Korea – (0.03%)
	Petrochemicals – (0.03%)
33,090,667	8/14/2023	LG Chem, Ltd.	(700,564)
		Agreement with Morgan Stanley, dated 01/07/2022 to receive the total return of the shares of LG Chem, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.
	Total South Korea		$(700,564)
	Taiwan – (0.05%)
	Electronic Components - Miscellaneous – (0.01%)
(1,269,067)	1/25/2024	AUO Corp.	(126,327)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AUO Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 2.00%**.
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2023 Unrealized Loss ***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	Taiwan – (continued)
	Power Conversion / Supply Equipment – (0.04%)
$15,979,852	1/25/2024	Delta Electronics, Inc.	$(858,924)
		Agreement with Morgan Stanley, dated 06/14/2013 to receive the total return of the shares of Delta Electronics, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate Plus 1.25%**.
	Semiconductor Components - Integrated Circuits – (0.00%)
(842,053)	1/25/2024	United Microelectronics Corp.	(5,803)

Agreement with Morgan Stanley, dated 08/08/2013 to
deliver the total return of the shares of United
Microelectronics Corp. in exchange for interest based
on the Daily Fed Funds Effective Rate less 1.50%**.

	Total Taiwan		$(991,054)
	Total Return Swap Contracts - Unrealized Loss*****		$(33,172,018)
	Total Swap Contracts, net		$55,917,659

*
Per the terms of the executed swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.

**
Financing rate is variable. Rate indicated is as of June 30, 2023.

***
The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.

****
Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

*****
Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Swap Contracts – By Industry	June 30, 2023 Percentage of Members’ Capital (%)
Applications Software	(0.63)
Audio / Video Products	0.19
Auto - Cars / Light Trucks	0.00
Bicycle Manufacturing	0.01
Building Products - Air & Heating	(0.05)
Building - Heavy Construction	0.33
Commercial Banks - Non-US	0.26
Commercial Services - Finance	0.06
Computer Services	(0.01)
Cosmetics & Toiletries	0.02
E-Commerce / Products	0.03
Electric - Integrated	0.00
Electronic Components - Miscellaneous	(0.01)
Finance - Other Services	0.11
Food - Retail	0.07
Swap Contracts – By Industry	June 30, 2023 Percentage of Members’ Capital (%)
Music	(0.03)
Office Automation & Equipment	(0.03)
Petrochemicals	(0.03)
Photo Equipment & Supplies	0.00
Power Conversion / Supply Equipment	(0.04)
Private Equity	0.07
Retail - Apparel / Shoes	0.02
Retail - Building Products	0.00
Retail - Discount	(0.08)
Semiconductor Components - Integrated Circuits	0.01
Semiconductor Equipment	(0.62)
Web Portals / ISP	2.98
Swap Contracts	2.63%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations (Unaudited)

Six Months Ended June 30, 2023
Investment income
Interest	$9,873,230
Dividends (net of withholding taxes of $860,962)	9,023,066
Total investment income	18,896,296
Expenses
Administration fees	13,782,036
Prime broker fees	12,120,712
Dividends on securities sold, not yet purchased	10,845,657
Advisor fees	4,083,566
Interest expense	1,355,782
Accounting and investor services fees	625,269
Legal fees	302,781
Custodian fees	231,454
Board of Managers’ fees and expenses	206,664
Audit and tax fees	205,442
Insurance expense	87,995
Printing expense	44,631
Miscellaneous	656,663
Total operating expenses	44,548,652
Net investment loss	(25,652,356)
Net realized and net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased and written options, foreign currency transactions and swap contracts
Net realized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased and written options, foreign currency transactions and swap contracts
Net realized gain on purchased options	114,751,900
Net realized gain on investments in securities	107,236,609
Net realized gain on written options	2,201,834
Net realized loss on foreign currency transactions	(19,633)
Net realized loss on swap contracts	(11,688,920)
Net realized loss on securities sold, not yet purchased	(58,601,019)
Total net realized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased and written options, foreign currency transactions and swap contracts	153,880,771
Net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased and written options, foreign currency transactions and swap contracts
Net change in unrealized gain/(loss) on investments in securities	403,950,610
Net change in unrealized gain/(loss) on swap contracts	19,352,238
Net change in unrealized gain/(loss) on foreign currency transactions	5,784
Net change in unrealized gain/(loss) on written options	(493,316)
Net change in unrealized gain/(loss) on purchased options	(16,007,717)
Net change in unrealized gain/(loss) on securities sold, not yet purchased	(145,217,972)
Total net change in unrealized gain/(loss) on investments in securities, securities sold not yet purchased, purchased and written options, foreign currency transactions and swap contracts	261,589,627
Net realized gain and net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased and written options, foreign currency transactions and swap contracts	415,470,398
Net increase in Members’ Capital resulting from operations	$389,818,042
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special Advisory Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2021	$—	$3,312,937,286	$3,312,937,286
From investment activities
Net investment loss	$—	$(62,932,562)	$(62,932,562)
Net realized loss on investments in securities, securities sold, not yet purchased, purchased and written options, foreign currency transactions and swap contracts	—	(136,061,507)	(136,061,507)
Net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased and written options, foreign currency transactions and swap contracts	—	(1,158,219,185)	(1,158,219,185)
Incentive allocation	2,610	(2,610)	—
Net decrease in Members’ Capital resulting from operations	2,610	(1,357,215,864)	(1,357,213,254)
Members’ Capital transactions
Capital contributions	—	64,383,878	64,383,878
Capital withdrawals	(2,610)	(204,831,538)	(204,834,148)
Net decrease in Members’ Capital resulting from capital transactions	(2,610)	(140,447,660)	(140,450,270)
MEMBERS’ CAPITAL, December 31, 2022	$—	$1,815,273,762	$1,815,273,762
From investment activities
Net investment loss	$—	$(25,652,356)	$(25,652,356)
Net realized gain on investments in securities, securities sold, not yet purchased, purchased and written options, foreign currency transactions and swap contracts	—	153,880,771	153,880,771
Net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased and written options, foreign currency transactions and swap contracts	—	261,589,627	261,589,627
Incentive allocation	5,777	(5,777)	—
Net increase in Members’ Capital resulting from operations	5,777	$389,812,265	$389,818,042
Members’ Capital transactions
Capital contributions	—	7,544,998	7,544,998
Capital withdrawals	(5,777)	(85,741,103)	(85,746,880)
Net decrease in Members’ Capital resulting from capital transactions	(5,777)	(78,196,105)	(78,201,882)
MEMBERS’ CAPITAL, June 30, 2023	$—	$2,126,889,922	$2,126,889,922
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2023
Cash flows from operating activities
Net increase in Members’ Capital resulting from operations	$389,818,042
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash provided by operating activities:
Proceeds from sale of investments in securities	1,288,874,356
Purchase of investments in securities	(1,178,105,972)
Proceeds from sale of purchased options	690,372,742
Purchase of options	(727,628,212)
Proceeds from securities sold, not yet purchased	2,136,694,593
Cover of securities sold, not yet purchased	(2,199,674,863)
Proceeds from written options	4,382,908
Cover of written options	(3,669,090)
Net realized loss on investments in securities and purchased and written options	(165,589,324)
Net change in unrealized (gain)/loss on investments in securities, purchased and written options and swap contracts	(261,583,843)
Changes in assets and liabilities related to operations:
Increase in receivable for investment securities sold	(109,465,722)
Decrease in dividends receivable	69,200
Decrease in interest receivable	880,674
Increase in other assets	(50,632)
Increase in due to brokers	7,464,736
Increase in payable for investment securities purchased	179,634,042
Increase in dividends payable on securities sold, not yet purchased	590,504
Increase in accounting and investor services fees payable	222,374
Increase in accrued expenses	782,901
Net cash provided by operating activities	54,019,414
Cash flows from financing activities
Capital contributions	7,544,998
Capital withdrawals, net of change in withdrawals payable	(98,605,175)
Net cash used in financing activities	(91,060,177)
Net change in cash, cash equivalents and restricted cash	(37,040,763)
Cash, cash equivalents and restricted cash at beginning of period	475,506,697
Cash, cash equivalents and restricted cash at June 30, 2023	$438,465,934
Supplemental disclosure of cash flow information
Cash paid during the period for interest	$1,222,119
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Statement of Assets, Liabilities and Members’ Capital that sum to the total of the same amount above at June 30, 2023:
Cash and cash equivalents	$149,039,755
Restricted cash included in cash and cash equivalents	181,281,080
Restricted cash included in due from broker	108,145,099
Total cash, cash equivalents and restricted cash at June 30, 2023	$438,465,934
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited)

1.
Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, management investment company and operates as a diversified company. The Company’s term is perpetual, but it may be dissolved under the terms of the Third Amended and Restated Limited Liability Company Agreement of the Company dated July 1, 2018. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that Alkeon Capital Management L.L.C. (“Alkeon”), the sub-investment adviser of the Company, believes are well positioned to benefit from demand for their products or services; particularly, companies that can innovate or grow rapidly relative to their peers in their markets. These companies are generally considered to be “growth companies.” As part of its investment program, the Company may also engage in the short sales of securities that Alkeon believes are overvalued. Companies that derive major portions of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other industry sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s investment portfolio includes long and short positions primarily in equity securities, purchased and written options and total return swaps on equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stocks and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.
Responsibility for the overall management and supervision of the operations of the Company is vested in the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is an “interested person” of the Company as defined by the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager also provides certain administrative services to the Company pursuant to an administrative services agreement. Multi-Manager serves as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon is a non-managing member of Multi-Manager. Advantage Advisers Management, L.L.C., an affiliate of Multi-Manager (the “Special Advisory Member”), holds a non-voting special advisory member interest in the Company solely for the purpose of receiving the incentive allocation (see Note 3). OAM and Alkeon are members of the Special Advisory Member. Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.
The acceptance by the Company of initial and additional contributions from persons who purchase limited liability company interests (“Interests”) in the Company (each, a “Member” and collectively, “Members”) is subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day of each month. No

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

1.
Organization (continued)

Member has the right to require the Company to redeem any portion of its Interest. However, the Company may from time to time offer to repurchase Interests from Members. Such offers are made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. In general, Multi-Manager recommends to the Board of Managers that the Company offer to repurchase Interests twice each year, based upon the value of Interests determined as of the end of the second fiscal quarter and as of at the end of the fiscal year.
Generally, except as provided under applicable law, a Member is not liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.
2.
Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.
Basis of Presentation:
The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification 946, Financial Services — Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.
The following is a summary of the Company’s significant accounting policies:
a.
Revenue Recognition

Securities transactions are recorded on a trade date basis utilizing specific identification for determining realized gains and losses associated with investment transactions. Dividends received are recorded on the ex-dividend date, net of any applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.
b.
Portfolio Valuation

The Company’s portfolio securities are valued in accordance with the Portfolio Securities Valuation Procedures (the “Valuation Policy”) adopted by the Board of Managers, which are summarized below.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

(i)
Domestic exchange traded securities (other than options and securities traded on NASDAQ) are valued as follows:

(1)
at their last composite sale prices as reported on the exchanges where those securities are traded; or

(2)
if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

(ii)
Securities traded on NASDAQ are valued as follows:

(1)
at their NASDAQ Official Closing Prices (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)
if no NOCP is available, at their last sale prices on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)
if no sale is shown on NASDAQ, at their bid prices; or

(4)
if no sale is shown and no bid price is available, the securities are valued at fair value in accordance with the procedures described below.

Securities traded on foreign securities exchanges are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold, not yet purchased) as reported by such exchange.
Listed options are valued at their bid prices (or ask prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. Pursuant to the Valuation Policy, the Board of Managers has designated Multi-Manager as the “valuation designee” (in such capacity, the “Valuation Designee”) to perform the fair value determinations relating to any or all Company investments and to carry out the fair value determination functions set forth in Rule 2a-5 under the Act, subject to oversight by the Board of Managers. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Valuation Designee.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

Total return swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.
Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or in consultation with brokers and dealers in such securities.
Forward contracts are traded over-the-counter. The fair value of forward contracts is determined using observable inputs such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts. The Company did not hold any forward contracts during the six months ended June 30, 2023.
All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, the Valuation Designee, subject to oversight by the Board of Managers. The Company includes the portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) on investments in securities, purchased and written options, and swap contracts in the Statement of Operations.
The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Valuation Designee with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment. As of June 30, 2023, no securities were fair valued by the Valuation Designee.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

The fair value of the Company’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.
During the six months ended June 30, 2023, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:
Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Written Options and the Schedule of Swap Contracts.
The following is a summary of the inputs used, as of June 30, 2023, in valuing the Company’s investments at fair value.
Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1—Quoted Prices		Level 1—Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$2,377,917,263	Common Stock	$917,658,216
Equity Options	324,645,711	Equity Options	412,200
Level 2—Other Significant		Level 2—Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	89,089,677	Total Return Swaps	33,172,018
Currency Options	1,658,547	Currency Options	—
Level 3—Other Significant		Level 3—Other Significant
Unobservable Inputs	—	Unobservable Inputs	—
Total	$2,793,311,198	Total	$951,242,434

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

c.
Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash of $181,281,080 listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Custodian, of which $176,706,839 is held as collateral for swap contracts and $4,574,241 is held as collateral for securities sold, not yet purchased. In addition, at June 30, 2023, $327,692,247 in cash equivalents was held at the Custodian in a cash reserve account, and foreign currency with a U.S. Dollar value of  $2,628,588 was held by the Custodian in a foreign cash account. The Company holds foreign currency as part of its investment strategy to reduce exposure to currency risk.
The Company maintains cash in bank deposit accounts with the Custodian which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.
d.
Income Taxes

The Company is treated as a partnership for tax purposes. As a result, no Federal, state or local income taxes have been paid by the Company and Members are individually liable for the taxes on their respective shares of the Company’s income or loss. The only taxes payable by the Company on its income are foreign withholding taxes applicable to certain foreign income. The Company identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Company makes significant investments. The Company accounts for income taxes under ASC 740, Income Taxes, which provides guidance related to the evaluation of uncertain tax positions. ASC 740 requires that management evaluate whether a tax position of the Company is “more-likely-than-not” to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation process, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Derecognition of a tax benefit previously recognized could result in the Company recording a tax liability that would reduce Members’ Capital.
Based on its analysis, management has concluded that no liability for unrecognized tax exposures should be recorded related to uncertain tax positions, including consideration of penalties and interest, for open tax years. The Company accrues interest and penalties, if applicable, within country tax expense in the Statement of Operations. For the six months ended June 30, 2023, the Company did not accrue any interest or penalties payable. As of June 30, 2023, the tax years that remain subject to examination by the U.S. Federal tax jurisdiction under the statute of limitations are from the year 2019 and forward and since inception in certain foreign jurisdictions. Management’s conclusions regarding the Company’s uncertain tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

d.
Income Taxes (continued)

thereof. Management does not expect that the total amount of unrecognized tax benefit will materially change over the next twelve months.
e.
New Accounting Pronouncements

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement (Topic 820),” which clarifies the guidance in Topic 820 when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security and introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The amendments affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 is effective for the Company for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. An entity that qualifies as an investment company under Topic 946 should apply the amendments in ASU No. 2022-03 to an investment in an equity security subject to a contractual sale restriction that is executed or modified on or after the date of adoption. The Company early adopted ASU 2022-03, and there was no impact to the Company’s financial statements or disclosures.
3.
Advisory Fee, Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company for which it is paid a fee by the Company computed at the annual rate of 1.35% of Members’ Capital determined as of the start of business on the first business day of the month. It is also paid a fee by the Company for investment advisory services which is computed at the annual rate of 0.40% of Members’ Capital determined as of the start of business on the first business day of the month. Total Multi-Manager administration fees and expenses amounted to $13,782,036 and Multi-Manager advisory services fees and expenses amounted to $4,083,566 for the six months ended June 30, 2023. The administration and advisory fees are computed and paid monthly in arrears to Multi-Manager.
During the six months ended June 30, 2023, Oppenheimer earned $28,529 in brokerage commissions on portfolio transactions executed by it on behalf of the Company. Brokerage commissions paid by the Company are reflected in the net realized and net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions, and swap contracts in the Statement of Operations within these financial statements.
Net profits or net losses of the Company for each fiscal period (monthly) are allocated among and credited to or debited against the capital accounts of Members (but not the Special Advisory

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager (or an affiliate designated by Multi-Manager) is entitled to be the Special Advisory Member of the Company. Advantage Advisers Management, LLC serves as the Special Advisory Member and, in such capacity, generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each fiscal year (and as of the date of repurchase of the entire Interest of a Member), in an amount equal to 20% of the amount by which net profits, if any, for such period exceed the positive balance in the Member’s “Loss Recovery Account,” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the capital account of the Special Advisory Member. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to its account with respect to the allocation period. During the six months ended June 30, 2023, an incentive allocation of  $5,777 was credited to the capital account of the Special Advisory Member and was included in withdrawals payable at June 30, 2023, in the Statement of Assets, Liabilities and Members’ Capital.
Each member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of  $50,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee of the Board of Managers each receive a supplemental retainer of  $12,500 per annum. Total Board of Managers fees and expenses amounted to $206,664 during the six months ended June 30, 2023. Managers who are “interested persons” of the Company do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.
The Custodian is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company. Total custody fees and expenses amounted to $231,454 during the six months ended June 30, 2023, of which $290,619 is still payable and included in accrued expenses in the Statement of Assets, Liabilities and Members’ Capital.
BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a monthly fee for these services based on Members’ Capital determined as of the last day of each month, and reimburses BNY Mellon for certain expenses. Total BNY Mellon fees and expenses were $625,269 during the six months ended June 30, 2023, of which $414,374 is disclosed as accounting and investor services fees payable in the Statement of Assets, Liabilities and Members’ Capital.
Morgan Stanley Fund Services USA L.L.C. (“MSFS”) is engaged to provide supplemental trade reconciliation services. The Company pays MSFS a monthly fee for such services. The total fee

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

paid to MSFS was $82,083 during the six months ended June 30, 2023, and is included in miscellaneous expense in the Statement of Operations.
Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears all costs associated with its activities as placement agent. The placement agent is entitled to charge a sales commission (placement fee) to investors of up to 3% (up to 3.1% of the amount invested) in connection with investor purchases of Interests, in its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the six months ended June 30, 2023, placement fees earned by Oppenheimer were $3,500.
4.
Indemnifications

The Company has entered into various contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.
5.
Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2023, were $1,178,105,972 and $1,288,874,356, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2023, were $2,199,674,863 and $2,136,694,593, respectively.
At December 31, 2022, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,922,441,397 and $910,636,147, respectively.
For Federal income tax purposes, at December 31, 2022, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $307,771,387, consisting of $648,606,805 gross unrealized gain and $340,835,418 gross unrealized loss.
6.
Due from / to Broker

The Company’s prime brokers are Morgan Stanley & Co, Inc. (“Morgan Stanley”), Merrill Lynch Professional Clearing Corp. (“Merrill Lynch”) and Goldman Sachs & Co., LLC (“Goldman Sachs”) (collectively the “Prime Brokers”).
Due from brokers on the Statement of Assets, Liabilities and Members’ Capital primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the Prime Brokers as of June 30, 2023, which serves as collateral for securities sold, not yet purchased and is restricted.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

6.
Due from / to Broker (continued)

The Company has the ability to trade on margin and to borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs any indebtedness. The Company pays interest on outstanding margin borrowings at the Fed Funds Effective rate plus 45 bps for balances less than $140 million and the Fed Funds Effective rate plus 200 bps for balances greater than $140 million. The Company pledges securities and cash as collateral for securities sold, not yet purchased, and margin borrowings (except for cash proceeds from the sale of securities sold, not yet purchased, held at the Prime Brokers), for which collateral is maintained in one or more segregated accounts held by the Custodian. As of June 30, 2023, the total value of this collateral was $1,313,513,153, comprised of pledged securities with a value of $1,308,980,814 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $4,532,339 of cash which is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital. Pledged securities with a value of $1,119,291,901, $189,688,042 and $871 are held at the Custodian as of such date on behalf of Morgan Stanley, Merrill Lynch and Goldman Sachs, respectively. Additional cash of $108,145,099 was held as of such date as collateral for securities sold, not yet purchased of which $97,892,496 and $10,252,603 were held at Morgan Stanley and Merrill Lynch, respectively, which are included in due from brokers in the Statement of Assets, Liabilities and Members’ Capital. For the six months ended June 30, 2023, the average daily amount of the margin borrowings was $55,686,767 and the daily weighted average annualized interest rate was 4.95%. The Company has borrowings outstanding at June 30, 2023, totaling $53,043,136, which is recorded as due to brokers in the Statement of Assets, Liabilities and Members’ Capital.
7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, forwards, swaps and securities sold, not yet purchased. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments on specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.
Securities sold, not yet purchased, represents obligations of the Company to deliver specified securities and thereby creates a liability on the part of the Company to purchase such securities in the future at prevailing market prices. Accordingly, these transactions involve off-balance sheet risk as the Company’s ultimate obligation to purchase of securities sold, not yet purchased

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily, the Company’s investments in securities sold, not yet purchased, and amounts included in due from/due to brokers, are positions with the Prime Brokers. Accordingly, the Company has a concentration of individual counterparty credit risk with the Prime Brokers. The Company maintains cash with the Prime Brokers and pledges securities in an account at the Custodian for the benefit of the Prime Brokers to meet margin requirements as determined by the Prime Brokers. (see Note 6)
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.
The Company has invested approximately 13.15% of Members’ Capital in equity securities, options (including both long and short) and swap contracts of Chinese companies. Political, social or economic changes in the Chinese market, as well as factors affecting international trade and finance (including the imposition by the U.S. of tariffs on Chinese goods), may have a greater impact on the value of the Company’s portfolio due to this concentration of investment in Chinese companies than would be the case absent of such concentration.
The Company may enter into forward contracts to hedge against foreign currency exchange rate risk for its foreign currency denominated assets and liabilities due to adverse foreign currency fluctuations against the U.S. Dollar.
Forward currency transactions are contracts or agreements for delayed delivery of specific currencies in which the seller agrees to make delivery at a specified future date of specified amount of a currency. Risks associated with these transactions are the inability of counterparties to meet the terms of their respective contracts and movements in fair value and exchange rates. Forward contracts are traded over-the-counter, and thus are subject to counterparty risk and can be illiquid. The fair value of forward contracts is obtained by applying exchange rates to notional amounts stated in the applicable contract. The gross unrealized gain is reported as an asset in the Statement of Assets, Liabilities and Members’ Capital and the gross unrealized loss is reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. As of June 30, 2023, the Company did not hold forward contracts.
In some cases, the Company uses total return swaps to obtain long or short investment exposure in lieu of directly purchasing or selling an equity security. A swap is a contract under which two parties agree to make payments to each other based on changes in specified interest rates, in a specified index or in the value of a specified security or other instrument, applied to a stated, or “notional”, amount. Swaps generally can be classified as interest rate swaps, currency swaps,

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

commodity swaps or equity swaps (which can also include contracts for difference), depending on the type of index or instrument used to calculate the payments. Such swaps increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. The Company determines the value of swaps based on the value of the securities or other assets to which the swaps relate as determined using the Company’s valuation procedures that are outlined in Note 2b. As of June 30, 2023, the counterparty for all of the total return swaps is Morgan Stanley. Any income earned from the swaps’ underlying instruments (i.e., dividends and interest) will be paid proportionately upon the unwinding of the swap or at its maturity. The change in value of a swap, including any amounts of financing interest and income earned from the underlying instrument but not yet paid, is reported as a net change in unrealized gains or losses in the Statement of Operations. Unrealized gains on swap contracts are reported as an asset and unrealized losses on swap contracts are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap contract. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Swap contracts entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap contract generally will be equal to only the net amount to be paid or received under the contract based on the relative payment obligations of each party (the “net amount”).
Certain equity swaps in which the Company engages have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the value of securities subject to swaps may result in losses to the Company that are greater than the nominal value of the swap as shown on the Company’s financial statements.
When the Company enters into swaps, it is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance. The Company is exposed to significant concentration of credit risk as the counterparty to all of the Company’s swap contracts is Morgan Stanley, one of the Prime Brokers. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the counterparty to a swap contract defaults on its obligation to the Company, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive from the counterparty, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital. The Company considers the creditworthiness of its counterparties and maintains trading relationships with well established counterparties to minimize potential credit risk.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The unrealized gain/(loss) amount presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid (i.e., the fair value) on each swap contract, respectively, as of June 30, 2023. The net change in unrealized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to a total return swap could terminate it and request immediate payment or demand increased collateral for the net obligation owed by the Company to the counterparty. Further, the agreements state that, if the authority of Multi-Manager or Alkeon is terminated and an acceptable successor is not appointed, the swaps will terminate.
As of June 30, 2023, $176,706,839 was posted by the Company as collateral related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.
The Company may purchase put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the prices of securities. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.
The Company may also write (sell) put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the price of a security. Option contracts serve as components of the Company’s investment strategy and are utilized to structure investments with the goal of enhancing the performance of the Company.
When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the option. Exercise by a counterparty of an option written by the Company could require the Company to sell or buy a security at a price different from its current market price.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this note.
Multi-Manager believes the average quarterly notional amount shown in the table below is the most relevant measure of derivatives activity and is indicative of the Company’s volume of derivatives activity during the six months ended June 30, 2023.
Purchased Currency options:
Average notional amount	$18,370,154
Purchased Equity options:
Average notional amount	$3,331,641,233
Written Equity options:
Average notional amount	$20,314,667
Total Return swaps:
Average notional amount	$366,136,818
The Company is exposed to certain additional risks relating to derivatives. The primary underlying risk of investing in total return swaps and equity options is equity price risk. The primary underlying risk of investing in currency options is currency exchange risk.
The following tables identify the change in unrealized gain/(loss) and the gross and net realized and unrealized gain/(loss) on derivative instruments. The gross unrealized gain and gross unrealized loss for total return swaps (equity price risk) are disclosed as an asset and a liability, respectively, in the Statement of Assets, Liabilities and Members’ Capital. As of June 30, 2023, $324,645,711 and $1,658,547 of the June 30, 2023, fair value of the purchased options disclosed in the Statement of Assets, Liabilities and Members’ Capital have equity price risk and currency price risk, respectively. As of June 30, 2023, $412,200 of the June 30, 2023 fair value of the written options in the Statement of Assets, Liabilities and Members’ Capital have equity price risk. The net change in unrealized gain/(loss) on purchased options, written options and swaps are reflected in the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Primary Underlying Risk is Equity Price Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Total Year ended December 31, 2022
Purchased Equity Options	$15,955,196	$29,929,538	$(13,974,342)
Written Equity Options	1,448,168	—	1,448,168
Total Return Swaps	61,116,167	24,550,746	36,565,421
Total Year ended December 31, 2022	$78,519,531	$54,480,284	$24,039,247
Total Six Months ended June 30, 2023
Purchased Equity Options	$71,742,398	$106,239,744	$(34,497,346)
Written Equity Options	954,852	—	954,852
Total Return Swaps	89,089,677	33,172,018	55,917,659
Six Months ended June 30, 2023	$161,786,927	$139,411,762	$22,375,165
Total net change in unrealized gain/(loss)	$83,267,396	$84,931,478	$(1,664,082)
The Primary Underlying Risk is Currency Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Total Year ended December 31, 2022
Purchased Currency Options	$—	$2,856,740	$(2,856,740)
Total Year ended December 31, 2022	$—	$2,856,740	$(2,856,740)
Total Six Months ended June 30, 2023
Purchased Currency Options	$3,125,810	$1,467,263	$1,658,547
Six Months ended June 30, 2023	$3,125,810	$1,467,263	$1,658,547
Total net change in unrealized gain/(loss)	$3,125,810	$(1,389,477)	$4,515,287
The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized loss on derivatives are reflected in the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Primary Underlying Risk is Equity Price Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Purchased Equity Options	$233,567,528	$118,815,628	$114,751,900
Written Equity Options	2,938,439	743,982	2,194,457
Total Return Swaps	12,635,678	24,324,598	(11,688,920)
Total	$249,141,645	$143,884,208	$105,257,437
The Primary Underlying Risk is Currency Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Purchased Currency Options	$—	$—	$—
Written Currency Options	7,377	—	7,377
Total	$7,377	$—	$7,377

8.
Other Risks

Risks of Equity Securities
The success of the Company’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of the Company’s investments. Unexpected volatility or illiquidity could impair the Company’s profitability or result in losses.
A significant portion of the Company’s investment portfolio normally consists of long and short positions in common stocks and other equity securities (including derivatives, such as swap agreements, having returns linked to the prices of such stocks and securities). The value of the Company’s equity securities varies in response to many factors, including, but not limited to, the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.
The Company’s investments in equity securities of U.S. companies may include securities that are listed on U.S. securities exchanges as well as unlisted securities that are traded over-the-counter. Equity securities of companies traded over-the-counter may not be traded in the volumes typically found on a national securities exchange. Consequently, the Company may be required to dispose of these securities over a longer (and potentially less favorable) period of time than is required to dispose of the securities of exchange listed companies. There is no minimum required market capitalization of the companies in which the Company may invest, and the Company may invest a portion of its assets in securities of companies having smaller

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

8.
Other Risks (continued)

market capitalizations. Investments in companies with smaller market capitalizations are generally riskier than investments in larger, well-established companies.
Sector Concentration Risk
Although the Company operates as a diversified investment company under the 1940 Act, its investments may be concentrated in one or more industry sectors. To the extent that a relatively high percentage of the Company’s assets are invested in the securities of issuers within one or more industry sectors, the Company’s investment portfolio will be more susceptible to risk of loss from events affecting issuers within particular industry sectors, as well as from economic, political or regulatory events affecting those sectors, than the portfolio of an investment company not focused on issuers in those sectors.
The Company will not invest 25% or more of the value of its total assets in the securities (other than U.S. Government Securities) of issuers engaged in any single industry, including any industry within the technology sector. However, it may invest 25% or more of its assets in securities of issuers engaged in related industries within a particular industry sector, including industries related to identical products. Such related industries may be similarly affected by a single economic, political or regulatory event or development affecting their common products.
Risks of Technology Company Securities
Investing in securities of Technology Companies involves certain risks. These risks include: the fact that certain companies in the Company’s portfolio may have limited operating histories; rapidly changing technologies may cause a company’s products to become obsolete; cyclical patterns in technology spending which may result in inventory write-offs, cancellation of orders and operating losses; scarcity of management, engineering and marketing personnel with appropriate technological training; the possibility of lawsuits related to technological patents; changing investor sentiments and preferences with regard to investments in Technology Companies (which are generally perceived as risky) with their resultant effect on the prices of underlying securities; and volatility in the U.S. and foreign stock markets which may disproportionately affect the prices of securities of Technology Companies and thus cause the Company’s performance to experience substantial volatility.
Risks of Growth Company Securities
Investing in growth companies involves substantial risks. Securities of growth companies may perform differently from the stock market as a whole and may be more volatile than other types of stocks. Since growth companies usually invest a significant portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion the impact of declining stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices for growth company stocks because investors buy growth company stocks in anticipation of superior earnings growth. Securities of growth companies may also be more expensive relative to their earnings or assets as compared to value or other types of stocks.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

8.
Other Risks (continued)

Foreign Securities; Emerging Markets; Currency Risks
Foreign securities in which the Company may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Investments in foreign securities are affected by risk factors generally not thought to be present in the U.S. These factors include, but are not limited to, the following: varying custody, brokerage and settlement practices and expenses; difficulty in pricing; less public information about issuers of foreign securities; less governmental regulation and supervision over the issuance and trading of securities than in the U.S.; the unavailability of financial information regarding the foreign issuer or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes on interest, dividends, capital gains or other income or gross sale or disposition proceeds; and difficulties in invoking legal process abroad and enforcing contractual obligations.
Other risks of investing in foreign securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other foreign or U.S. laws or restrictions, or devaluations of foreign currencies. In addition, the Company may incur costs in connection with conversion between various currencies. The foregoing risks may be greater in emerging industrialized and less developed countries.
During the 2022 calendar year, and the period ending June 30, 2023, central banks throughout the world increased interest rates dramatically, which in turn resulted in certain inflationary pressures and created a challenging outlook for interest rates, US equity prices and economic growth. These inflationary pressures were further exacerbated by the Russia-Ukraine conflict which began in February 2022. Inflation rates continue to remain high, both in the US and abroad. To the extent the inflation rates remain high in the future, such rates may continue to result in periods of market volatility and may fuel market concerns regarding a potential economic recession.
9.
Balance Sheet Offsetting

In the normal course of business, the Company enters into swaps that are governed by an agreement with Morgan Stanley. The agreement allows the Company and Morgan Stanley, as counterparty, to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted. (see Note 7).
In the event that the Company fails to post collateral or to comply with any restrictions or provisions of a swap contract, the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (continued)

9.
Balance Sheet Offsetting (continued)

of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.
The table below presents the swaps that are set-off, if any, as well as collateral delivered, related to those swaps. The Company presents all swaps as gross unrealized gain or loss in the Statement of Assets, Liabilities and Members’ Capital.
Offsetting of Financial Assets and Derivative Assets
	Gross Amount of Assets as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Received
Total return swaps	$89,089,677	$(33,172,018)	$—	$55,917,659
Total	$89,089,677	$(33,172,018)	$—	$55,917,659
Offsetting of Financial Liabilities and Derivative Liabilities
	Gross Amounts of Liabilities Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Pledged(a)
Total return swaps	$33,172,018	$33,172,018	$—	$—
Total	$33,172,018	$33,172,018	$—	$—

(a)
Collateral pledged to counterparties is based on notional exposure. There is $176,706,839 of collateral pledged to counterparties related to derivatives trading activities which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2023 (Unaudited) (concluded)

10.
Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Members’ Capital, end of period (000s)	$2,126,890	$1,815,273	$3,312,937	$3,774,356	$2,008,674
Ratio of net investment loss to average Members’ Capital**	(2.45)%****	(2.79)%	(2.76)%	(2.66)%	(2.46)%
Ratio of expenses to average Members’ Capital**	4.26%****	4.09%	3.21%	3.37%	4.26%
Ratio of incentive allocation to average Members’ Capital	0.00%****	0.00%***	0.00%	10.30%	5.51%
Portfolio Turnover	52%	173%	92%	151%	85%
Total return-gross*	21.44%	(40.69)%	(15.51)%	70.93%	42.87%
Total return-net*	21.44%	(40.69)%	(15.51)%	56.74%	35.60%
Ratio of average borrowings to average Members’ Capital	5.33%****	4.01%	8.10%	4.24%	3.08%

*
Total return assumes a purchase of an Interest on the first day and a sale of the Interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include the effect of any placement fees imposed by the placement agent.

**
Does not reflect the effect of incentive allocation to the Special Advisory Member, if any.

***
Less than 0.01%

****
Annualized

An individual Member’s ratios and returns may vary from the above based on the timing of the Member’s capital transactions.
11.
Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements, except as disclosed below.
The Company received initial and additional contributions from Members of $3,143,599 from July 1, 2023 through August 23, 2023.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.
Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.
Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.
II.
Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC quarterly on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.
III.
Approval of Investment Advisory Agreement

At a meeting held on March 14, 2023, the Board of Managers of the Company (the “Board”) approved the renewal of the Company’s investment advisory agreement with Advantage Advisers Multi-Manager, L.L.C. (the “Adviser”) for an additional annual period.
In approving the renewal of the investment advisory agreement, the Board, including each of the Managers who are not “interested persons,” as defined by the Investment Company Act of 1940 as amended, of the Company (the “Independent Managers”), considered various matters at its meeting, at a separate meeting of the Independent Managers held prior to the meeting on March 14, 2023, during an executive session of the Independent Managers and over the past twelve months, including: (i) the nature, scope and quality of the services provided to the Company by the Adviser; (ii) the investment performance of the Company relative to comparable funds; (iii) the advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the estimated profitability to the Adviser of its relationship with the Company; (iv) the extent to which economies of scale in costs of providing services may be realized by the Adviser as the assets of the Company grow; and (v) whether the advisory fee adequately reflects any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and the Adviser.
In considering the nature, scope and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing levels, turnover in the personnel of the Adviser’s managing member, management and the organizational structure of the various affiliates and business units of Oppenheimer & Co. Inc. (“Oppenheimer”) providing services to the Company. At its meeting, the Board also reviewed with management the investment management oversight, compliance, regulatory, risk management, administration and accounting-related services provided by the Adviser and the investor-related services provided by Oppenheimer and reviewed the costs associated with providing these services.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.
Approval of Investment Advisory Agreement (continued)

The Board also considered various other matters, including: Oppenheimer’s commitment to the advisory business, including the alternative investment advisory business, and its platform of alternative investment product offerings; the appropriateness of the Adviser’s staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; regulatory matters relating to the Adviser and its affiliates; and the Adviser’s oversight of third party service providers.
The Board also reviewed materials relating to the Company’s investment performance. It noted that the Independent Managers had engaged and would continue to engage in discussions with management regarding the Company’s performance in light of the Company’s performance in 2021 and 2022, and further noted that the Company’s performance over longer time periods has been strong. The Board concluded that the Company has been provided with high quality investment advice over a period of many years as demonstrated by the Company’s investment performance since its inception. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar funds managed by Alkeon Capital Management L.L.C. (“Alkeon”). The Board found the Company’s performance to be comparable to the performance of those funds.
The Board also considered the fees payable to the Adviser under the investment advisory agreement and administrative services agreement as well as the current and historical expense ratios of the Company. It concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its asset-based fees are similar to those of registered funds considered as peers for fee and expense comparison purposes (albeit at the high end of the range). The Board also noted that the overall fee structure for the Company is similar to the fee structures of other Alkeon-affiliated funds, including another registered fund with an investment program similar to that of the Company and a number of Alkeon’s private investment funds, and that unlike certain peer group funds, the Company does not pay any fees for distribution or shareholder servicing. In addition, the Board considered revenues attributable to the Company received by the Adviser and its affiliates (including fees received for investment advisory and administrative services and the performance-based incentive allocation pursuant to which 20% of the Company’s net profits otherwise allocable to each Member’s capital account is allocated to an affiliate of the Adviser) and the costs incurred by the Adviser in providing services to the Company, as well as data regarding the Adviser’s financial condition, compensation and profitability. The Board noted that, although the Company does not pay a distribution fee to Oppenheimer, Oppenheimer may charge placement fees to investors and that Oppenheimer compensates its financial advisors for providing investor services related to the Company.
At the Board’s meeting, the Adviser reviewed the methodology used to estimate the Adviser’s costs and profits relating to the Company. It was noted that the payments made by Oppenheimer to its financial advisors were not taken into consideration in estimating the Adviser’s profitability. The Board also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships with the Company, and it was determined that, although the value of such benefits could not be readily quantified or assessed, any such benefits were not material or inappropriate.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.
Approval of Investment Advisory Agreement (continued)

Based on its review of information relating to the Company’s fees and the profitability of the Adviser, the Board concluded that the fees payable by the Company under the investment advisory agreement and administrative services agreement bear reasonable relationships to the services provided by the Adviser.
With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board recognized that economies of scale may be realized, particularly as the assets of the Company increase (which had not occurred in the past year), and determined that it would continue to consider potential material economies of scale. It also concluded that, in light of the nature, quality and scope of the services provided by the Adviser, the costs of those services and the fees paid by similar funds, the estimated profitability to the Adviser from the Company is not so disproportionately large that it bears no reasonable relationship to the services provided.
Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including the administrative services and compliance infrastructure provided by the Adviser. The Board noted its overall satisfaction with the nature, scope and quality of services provided by the Adviser and concluded that the Company was receiving all required services from the Adviser under its agreements with the Company, and that these services were of appropriate quality.
No single factor was determinative to the conclusions of the Board. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including each of the Independent Managers:
1.
the nature, scope and quality of the services provided by the Adviser were adequate and appropriate;

2.
approval of the fees received by the Adviser is supported by comparative fee information showing the advisory fees charged to similar investment vehicles receiving similar services, the benefits to be derived by the Adviser from its relationship with the Company and the nature, scope and quality of services rendered to the Company;

3.
based on consideration of all relevant factors, a reduction in advisory fees to reflect a sharing in the benefit of economies of scale in the costs of providing services to the Company is not currently warranted; and

4.
the approval of the continuances of the Company’s investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

IV. Approval of Sub-Advisory Agreement
At a meeting held on March 14, 2023, the Board approved the renewal for an additional annual period of the sub-investment advisory agreement between the Adviser and Alkeon (the “Sub-Advisory Agreement”), pursuant to which Alkeon is retained to manage the investment portfolio of the Company.
In approving the renewal of the Sub-Advisory Agreement, the Board, including each of the Independent Managers considered various matters at its meeting, at a separate meeting of the Independent Managers held prior to the meeting on March 14, 2023, during an executive session of the Independent Managers and over the past twelve months, including: (i) the nature, scope and quality of the services provided to the Company by Alkeon; (ii) the research and portfolio management capabilities of Alkeon and personnel of Alkeon responsible for providing services to the Company; (iii) the appropriateness of Alkeon staffing levels; (iv) regulatory matters relating to Alkeon; and (v) other matters, including the investment performance of the Company, the fees and other revenues received by Alkeon attributable to its relationship with the Company and the services Alkeon provides (including revenues Alkeon receives as a non-managing member of the Adviser), the estimated profitability to Alkeon attributable to its relationship with the Company, and whether Alkeon had realized any economies of scale in its costs of providing services to the Company.
In its deliberations, the Board considered the fact that the Independent Managers had engaged and would continue to engage in discussions with management regarding the Company’s performance in light of the Company’s performance in 2021 and 2022, and the fact that the Company’s performance over longer time periods has been strong. The Board further considered that the Company has been provided with high quality investment advice over a period of many years, as demonstrated by the historic investment performance of the Company, which averaged 9.22% annually for the period from inception of the Company in May 1999 through December 2022, which significantly exceeds the returns of relevant indices during that period. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar investment funds managed by Alkeon. Based on its review, the Board concluded that the Company benefits from the services provided by Alkeon, including research and portfolio management services. The Board noted its overall satisfaction with the nature, scope and quality of services provided by Alkeon and concluded that the Company was receiving all required services from Alkeon under the Sub-Advisory Agreement, and that these services were of appropriate quality. The indirect benefits received by Alkeon attributable to its relationship with the Company were also considered, and it was determined that, although the value of such benefits could not be readily quantified or assessed, any such benefits were not material or inappropriate.
With respect to the fees payable under the Sub-Advisory Agreement, the Board noted that, although the Company does not pay a fee to Alkeon under the Sub-Advisory Agreement, the Company pays an advisory fee computed at the annual rate of 0.40% of the Company’s net assets to the Adviser pursuant to its investment advisory agreement with the Adviser, out of which a fee computed at the annual rate of 0.30% of the Company’s net assets is paid to Alkeon pursuant to the Sub-Advisory Agreement. In addition, the Board noted that each Member’s capital account is subject to a performance-based incentive allocation pursuant to which 20% of the Company’s net profits otherwise allocable to the Member are allocated to an affiliate of the Adviser, and that (through its ownership of interests in the Adviser and this affiliate) Alkeon shares in the revenues of the Adviser and its affiliate attributable to the Company.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (concluded)

As previously noted with respect to the continuances of the Company’s agreements with the Adviser, the Board concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its asset-based fees are similar to those of registered funds considered as peers for fee and expense comparison purposes (albeit at the high end of the range). The Board also noted that the overall fee structure for the Company is similar to the fee structures of other Alkeon affiliated funds, including another registered fund with an investment program similar to that of the Company and a number of Alkeon’s private investment funds.
Consideration was also given to the costs of the services provided by Alkeon and an estimate of the profits that are realized by Alkeon from its relationship with the Company (including the fees it is paid under the Sub-Advisory Agreement and its share of the revenues of the Adviser and the Adviser’s affiliate). The extent to which economies of scale in costs of providing services would be realized by Alkeon as the Company grows and whether the fee payable to Alkeon pursuant to the Sub-Advisory Agreement adequately reflects these economies of scale for the benefit of Members were also considered. The Board determined that, in light of the nature, quality and scope of the services provided by Alkeon, the costs of those services and the fees paid by similar funds, the estimated profitability of Alkeon is not so disproportionately large that it bears no reasonable relationship to the services that it provides.
Based upon consideration of these matters, the Board concluded that it would be in the best interest of the Company to approve the renewal of the Sub-Advisory Agreement.
No single factor was determinative to the conclusions of the Board. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including each of the Independent Managers:
1.
the nature, scope and quality of the services provided by Alkeon were adequate and appropriate;

2.
approval of the fees received by Alkeon is supported by comparative fee information showing the advisory fees charged to similar investment vehicles receiving similar services, including other funds managed by Alkeon, the benefits to be derived by Alkeon from its relationship with the Company and the nature, scope and quality of services rendered to the Company;

3.
based on consideration of all relevant factors, a reduction in advisory fees to reflect a sharing in the benefit of economies of scale in the costs of providing services to the Company is not currently warranted; and

4.
the approval of the continuance of the Sub-Advisory Agreement for an additional annual period is in the best interests of the Company.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date: August 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date: August 24, 2023

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(Principal Financial Officer)

Date: August 24, 2023

* Print the name and title of each signing officer under his or her signature.